DEPOSITS AND OBLIGATIONS, Demand deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DEPOSITS AND OBLIGATIONS [Abstract]
Saving deposits	S/ 54,769,045	S/ 56,945,262
Demand deposits	48,467,248	58,629,661
Time deposits	37,478,269	27,923,803
Severance indemnity deposits	3,824,629	4,017,065
Bank's negotiable certificates	1,418,740	1,327,690
Total	145,957,931	148,843,481
Interest payable	1,062,856	753,064
Total deposits and obligations	S/ 147,020,787	S/ 149,596,545